Net Loss Per Share	12 Months Ended
Jan. 31, 2021
Rigetti Holdings [Member]
Net Loss Per Share
12.	NET LOSS PER SHARE
The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	January 31,
	2021	2020
Net Loss	$(26,127,496)	$(53,816,321)

Basic and diluted shares
Weighted-average Class A Common Stock outstanding	20,719,085	7,495,071

Loss per share for Class A Common Stock
— Basic	$(1.26)	$(7.18)
— Diluted	$(1.26)	$(7.18)

The number of shares outstanding underlying the potential dilutive Class A Common Stock at January 31, 2021 and 2020 were summarized as below:

	January 31,
	2021	2020
Convertible Series C Preferred Stock	69,223,658	14,154,064
Common Stock Warrants	3,406,156	—
Stock Options	17,008,770	3,769,196

	89,638,584	17,923,260

The Company had Convertible Notes outstanding as of January 31, 2020, which were subsequently converted to 8,910,926 shares of Class A Common Stock in February 2020 upon the occurrence of a qualified financing event. See Note 8 for further information.
As of January 31, 2021, no Class B Common Stock has been issued, however the Series
C-1
Preferred Stock shares are convertible into the Class B Common Stock in an eight-to-one
ratio. As of January 31, 2021, 29,502,847 shares of Series
C-1
Preferred Stock were outstanding and have been excluded from the dilutive net loss per share calculation since the effect would be anti-dilutive.